INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Investment in Precision Autoimmune Therapeutics Co Ltd (PAT) (Details) ¥ in Millions	1 Months Ended									12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Jan. 31, 2026 USD ($)	Jan. 31, 2026 CNY (¥)	Apr. 30, 2025 USD ($) installment	Apr. 30, 2025 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 CNY (¥)	May 31, 2022 USD ($)	Dec. 31, 2025 USD ($) installment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 CNY (¥) installment	Apr. 30, 2025 CNY (¥) installment	Jul. 31, 2024 USD ($) installment	Jul. 31, 2024 CNY (¥) installment	May 31, 2022 CNY (¥)
Schedule of Investments
Share of net loss of an equity investee										$ 2,187,000	$ 1,189,000	$ 48,000
Payments to acquire equity investments										$ 1,624,000	1,370,000
Precision Autoimmune Therapeutics Co., Ltd
Schedule of Investments
Equity ownership (as a percent)										19.8876%				19.8876%
Aggregate consideration for equity investment									$ 3,000,000	$ 8,100,000				¥ 56.8				¥ 20.0
Share of net loss of an equity investee												48,000	$ 800,000
Number of installments | installment										5				5
Impairment of equity investment												$ 2,000,000
Payments to acquire equity investments							$ 5,100,000	¥ 35.4
Precision Autoimmune Therapeutics Co., Ltd | Agreement one
Schedule of Investments
Share of net loss of an equity investee										$ 2,200,000	$ 1,200,000
Number of installments | installment																3	3
CASI China | Precision Autoimmune Therapeutics Co., Ltd
Schedule of Investments
Aggregate consideration for equity investment | ¥															¥ 28.4
Percentage of equity held in joint venture									15.00%
Percentage of interest in board seats									33.33%
CASI China | Precision Autoimmune Therapeutics Co., Ltd | Agreement one
Schedule of Investments
Equity ownership (as a percent)																19.8876%	19.8876%
Aggregate consideration for equity investment																$ 4,100,000	¥ 28.4
Payments to acquire equity investments					$ 1,400,000	¥ 10.0	$ 1,400,000	¥ 10.0
Equity method investment, ownership percentage					10.04%		5.17%	5.17%							10.04%
CASI China | Precision Autoimmune Therapeutics Co., Ltd | Agreement Two
Schedule of Investments
Equity ownership (as a percent)					19.8876%										19.8876%
Aggregate consideration for equity investment					$ 4,100,000										¥ 28.4
Number of installments | installment					2										2
CASI China | Precision Autoimmune Therapeutics Co., Ltd | Subsequent event | Agreement one
Schedule of Investments
Payments to acquire equity investments	$ 1,200,000	¥ 8.4
CASI China | Precision Autoimmune Therapeutics Co., Ltd | Subsequent event | Agreement Two
Schedule of Investments
Payments to acquire equity investments			$ 1,000,000	¥ 7.0